14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2020	2019	2018

Net loss	$ (138,911)	$ (2,097,599)	$ (1,885,332)

Expected income tax recovery	$ (37,000)	$ (566,352)	$ (509,040)
Effect of foreign tax rate	(16,000)	46,724	145,825
Non-deductible items	1,000	112,279	38,513
Deductible items	(6,000)	(15,196)	(15,911)
Unrecognized benefit of non-capital losses	58,000	422,545	340,613
	$ -	$ -	$ -